Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Total Penske Automotive Group Stockholders' Equity	Voting and Non-voting Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2008	$ 808,421	$ 804,801	$ 9	$ 731,037	$ 119,744	$ (45,989)	$ 3,620
Balance, shares at Dec. 31, 2008			91,430,781
Equity compensation	5,718	5,718		5,718
Equity compensation, shares			153,757
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively	349	349		349
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively, shares	33,000		33,208
Distributions to non-controlling interests	(565)						(565)
Sale of subsidiary shares to non-controlling interest	158	94		94			64
Foreign currency translation	47,920	47,920				47,920
Other	7,118	7,118				7,118
Net income	76,920	76,461			76,461		459
Balance at Dec. 31, 2009	946,039	942,461	9	737,198	196,205	9,049	3,578
Balance, shares at Dec. 31, 2009			91,617,746
Equity compensation	7,898	7,898		7,898
Equity compensation, shares			495,146
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively	540	540		540
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively, shares	55,000		55,000
Repurchase of common stock	(751)	(751)		(751)
Repurchase of common stock, shares	(68,000)		(68,340)
Repurchase of 3.5% senior subordinated convertible notes	(6,157)	(6,157)		(6,157)
Distributions to non-controlling interests	(341)						(341)
Foreign currency translation	(16,852)	(16,852)				(16,852)
Other	6,130	6,130				6,130
Net income	109,347	108,281			108,281		1,066
Balance at Dec. 31, 2010	1,045,853	1,041,550	9	738,728	304,486	(1,673)	4,303
Balance, shares at Dec. 31, 2010			92,099,552
Equity compensation	5,128	5,128		5,128
Equity compensation, shares			391,904
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively	3,370	3,370		3,370
Exercise of options, including tax benefit of $319, $319 and $155 for 2009, 2010 and 2011, respectively, shares	236,000		235,668
Repurchase of common stock	(44,263)	(44,263)		(44,263)
Repurchase of common stock, shares	(2,450,000)		(2,449,768)
Dividends	(21,992)	(21,992)			(21,992)
Distributions to non-controlling interests	(1,412)						(1,412)
Purchase of subsidiary shares from non-controlling interest	(850)	(853)		(853)			3
Sale of subsidiary shares to non-controlling interest	382	225		225			157
Foreign currency translation	(5,792)	(5,792)				(5,792)
Other	(18,269)	(18,269)				(18,269)
Net income	178,258	176,881			176,881		1,377
Balance at Dec. 31, 2011	$ 1,140,413	$ 1,135,985	$ 9	$ 702,335	$ 459,375	$ (25,734)	$ 4,428
Balance, shares at Dec. 31, 2011			90,277,356